UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005

(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

December 31, 2013

	SHARES	MARKET VALUE	TOTAL
MARKETABLE SECURITIES: COMMON STOCK (93.7%)**
Biotechnology (93.3%)**
Enzo Biochem, Inc. *	1,216,196 shs	$3,551,292
MiMedx Group, Inc.*	459,292 shs	$4,014,212
MRI Intervention, Inc.	493,784 shs	$715,987

Technology (0.0%)**
Silverstar Holdings Ltd. *	51,600 shs	$155

Gaming Industry (.04%)**
American Vantage Companies *	474,500 shs	$0

TOTAL INVESTMENT IN MARKETABLE SECURITIES (COST – $9,341,717)			$8,281,646

PRIVATE INVESTMENTS & RESTRICTED SECURITIES (4%)**
Lifesync Holdings, Inc.(a)	4,675 shs	0
Corente, Inc.(b)	11,793 shs	0
MRI Interventions Note	1	53,613

TOTAL PRIVATE INVESTMENTS & RESTRICTED SECURITIES (COST – $2,623,454)			$53,613

* Non-income-producing securities

** The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(a) Formerly, GMP Companies, Inc.

(b) Formerly, Openreach.com

2

Item 2. Controls and Procedures.

(a) Registrant's principal executive and principal financial officers agree that Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act, are effective, based on their evaluation of these controls and procedures, as required by Rule 30a-3(b), within 90 days of the filling date of this report.

(b) During the Registrant's last fiscal quarter, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant's internal controls over financial reporting.

Item 3. Exhibits.

(1) Certification of principal executive officer

(2) Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engex, Inc.

By: /s/ J. Morton Davis

J. Morton Davis, President

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ J. Morton Davis

J. Morton Davis, President

Date: February 20, 2014

By: /s/ J. Michael Siciliano

Michael Siciliano, Treasurer

Date: February 20, 2014

3